Shareholder Report, Holdings (Details) - C000154149 [Member]	Dec. 31, 2025
Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Sixty One to 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Thirty One to 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Zero to 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	74.20%
US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%